UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-03189

Name of Fund:  BlackRock Summit Cash Reserves Fund of
               BlackRock Financial Institutions Series Trust

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 11/30/2007

Item 1 -   Report to Stockholders


EQUITIES   FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES
BLACKROCK SOLUTIONS


BlackRock Summit Cash Reserves Fund
Of BlackRock Financial Institutions Series Trust


SEMI-ANNUAL REPORT
NOVEMBER 30, 2007    (UNAUDITED)


(BLACKROCK logo)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call 800-882-0052. The Fund's current seven-day yields more closely reflect the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.


BlackRock Summit Cash Reserves Fund
Of BlackRock Financial Institutions Series Trust
100 Bellevue Parkway
Wilmington, DE 19809


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Table of Contents


                                                               Page

A Letter to Shareholders                                        3
Semi-Annual Report:
Disclosure of Expenses                                          4
Portfolio Summary                                               4
Current Seven-Day Yields                                        4
Financial Statements:
   Schedule of Investments                                      5
   Statement of Assets and Liabilities                          7
   Statement of Operations                                      8
   Statements of Changes in Net Assets                          9
Financial Highlights                                           10
Notes to Financial Statements                                  12
Proxy Results                                                  15
Officers and Trustees                                          16
BlackRock Fund Information                                     17
Mutual Fund Family                                             19



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007



A Letter to Shareholders


Dear Shareholder

The November reporting period was fairly tumultuous for financial markets, culminating in mixed results for some of the major benchmark indexes:


Total Returns as of November 30, 2007                                                 6-month        12-month
U.S. equities (S&P 500 Index)                                                          -2.33%         + 7.72%
Small cap U.S. equities (Russell 2000 Index)                                           -8.82          - 1.17
International equities (MSCI Europe, Australasia, Far East Index)                      +2.82          +17.30
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                               +5.32          + 6.05
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         +2.40          + 2.71
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)       -2.84          + 3.01

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.


Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility throughout 2007, equity markets displayed surprising resilience. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 3.97% by period-end, while prices correspondingly rose. Meanwhile, the tax-exempt bond market has been challenged by a combination of record-setting supply, economic uncertainty and concerns around the credit worthiness of bond insurers. This brought municipal bond prices to relatively attractive levels and, as such, demand generally held firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


/s/ Rob Kapito
---------------
Rob Kapito
President, BlackRock Advisors, LLC


THIS PAGE NOT PART OF YOUR FUND REPORT



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below
(which is based on a hypothetical investment of $1,000 invested on June 1, 2007 and held through November 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


Expense Example

                                Actual                                             Hypothetical**

             Beginning          Ending                              Beginning          Ending
           Account Value    Account Value       Expenses Paid     Account Value    Account Value       Expenses Paid
            June 1, 2007  November 30, 2007   During the Period*   June 1, 2007  November 30, 2007   During the Period*
Investor A     $1,000         $1,022.40             $5.23             $1,000         $1,020.13             $5.22
Investor B     $1,000         $1,018.10             $9.51             $1,000         $1,015.87             $9.50

  * For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.02% for Investor A and 1.86% for Investor B), multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period shown).

 ** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.



Portfolio Summary*


                                       11/30/07        5/31/07

Certificates of Deposit                   3.4%           5.8%
Certificates of Deposit--Yankee**        29.9            9.3
Commercial Paper                         61.5           68.7
Corporate Notes                           5.6            4.5
Funding Agreements                        --             3.3
U.S. Government Agency &
  Instrumentality Obligations--
  Non-Discount                            --             8.2
U.S. Treasury Notes                       --             0.4
Liabilities in Excess of Other Assets    (0.4)          (0.2)
                                        ------         ------
Total                                   100.0%         100.0%
                                        ======         ======

  *  As a percent of net assets.

 **  U.S. branches of foreign banks.



Current Seven-Day Yields


As of November 30, 2007

Investor A                       4.44%
Investor B                       3.62%



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007



Schedule of Investments as of November 30, 2007 (Unaudited)      (In Thousands)


                                   Face     Interest      Maturity
Issue                             Amount     Rate*          Date        Value

Certificate of Deposit--3.4%

Chase Bank USA,                 $   325      5.13 %       4/15/2008     $   325
NA                                  250      5.13         4/16/2008         250
                                    630      4.70         5/07/2008         630

Wachovia Bank, NA                   800      5.32         2/06/2008         800

Total Certificate of Deposit (Cost--$2,005)                               2,005


Certificates of Deposit--Yankee--29.9%

Banco Bilbao                      1,000      5.23         1/09/2008       1,000
Vizcaya Argentaria                  500      5.22         1/10/2008         500
SA, NY                            1,000      5.25         1/14/2008       1,000
                                    250      5.065        4/02/2008         250

Bank of Montreal,                 2,000      4.78        12/27/2007       2,000
Chicago                             530      4.996 (a)   11/10/2008         530

Bank of Nova Scotia,              2,900      4.75        12/21/2007       2,900
Portland

Bank of Scotland Plc,               400      5.331 (a)   10/27/2008         400
NY

Banque Nationale                    955      5.10         2/27/2008         955
de Paris, NY

Calyon, NY                        1,000      5.03        12/28/2007       1,000

Canadian Imperial                   600      5.09         4/01/2008         600
Bank of Commerce, NY

Deutsche Bank AG, NY                655      5.385        3/11/2008         655

Fortis Bank SA/NV, NY               700      5.30         2/11/2008         700

HBOS Treasury                     2,000      5.70        12/04/2007       2,000
Services Plc, NY

Natixis, NY                         250      4.98         7/10/2008         251

Nordea Bank Finland                 250      4.90         6/23/2008         250
PLC, NY                             620      4.81        10/17/2008         620

Skandinaviska                     1,000      5.655       12/07/2007       1,000
Enskilda
Banken AB, NY

Swedbank AB, NY                   1,000      5.15        12/21/2007       1,000

Total Certificates of Deposit--Yankee
(Cost--$17,611)                                                          17,611


Commercial Paper--61.5%

Amstel Funding Corp.                750      6.18        12/05/2007         750

Atlantis One                      1,000      5.75        12/11/2007         999
Funding Corp.                       500      5.19         1/04/2008         498
                                    300      5.17         1/07/2008         298

Bank of Ireland                   1,000      4.76        12/31/2007         996

Beethoven Funding                 1,000      5.43        12/05/2007       1,000
Corp.                             1,909      5.20        12/19/2007       1,905

CRC Funding, LLC                  1,000      4.97         1/14/2008         994

Chariot Funding LLC               1,175      4.70        12/14/2007       1,173

Charta, LLC                       2,750      4.88         2/12/2008       2,723

Ciesco, LLC                       2,900      5.02         2/07/2008       2,873

Citigroup Funding Inc.              500      5.36         3/11/2008         493
                                    260      4.73         5/02/2008         255

Concord Minutemen                   500      5.30         1/10/2008         497
Capital Co., LLC                    700      5.30         1/11/2008         696




                                   Face     Interest      Maturity
Issue                             Amount     Rate*          Date        Value

Commercial Paper (concluded)

Falcon Asset                    $ 2,255      5.02 %       2/20/2008    $  2,230
Securitization Corp.

HBOS Treasury                       515      5.69        12/06/2007         515
Services Plc

Irish Life &                        500      5.40         1/15/2008         497
Permanent Plc                       600      4.91         1/31/2008         595

JPMorgan                          1,000      4.972        4/01/2008         983
Chase & Co.

Liberty Street                      500      4.86         1/25/2008         496
Funding Corp.

Lockhart Funding LLC                402      5.40        12/03/2007         402

Nieuw Amsterdam                     884      5.20         1/07/2008         880
Receivables Corp.

Old Line Funding,                 1,000      6.10        12/14/2007         998
LLC

Raiffeisen                        2,550      5.50        12/14/2007       2,546
Zentralbank
Oesterreich AG

Royal Bank of                       650      4.79         6/04/2008         634
Scotland G

Scaldis Capital LLC               2,499      5.15        12/03/2007       2,499

Skandinaviska                     2,004      5.60        12/06/2007       2,003
Enskilda
Banken AB

Societe Generale                    900      5.16         1/03/2008         896
                                  1,400      5.13         2/05/2008       1,387

Svenska                           1,300      5.045        1/17/2008       1,292
Handelsbanken IN

UBS Finance                         750      5.31         3/13/2008         739
(Delaware), LLC

Yorktown Capital, LLC               500      6.00        12/14/2007         499

Total Commercial Paper (Cost--$36,241)                                   36,241


Corporate Notes--5.6%

Bank of Ireland (b)                 700      4.71 (a)     9/19/2008         700

CC (USA) Inc. (b)(c)              1,000      5.23 (a)     4/04/2008       1,000

Citigroup, Inc.                     250      4.879 (a)    8/13/2008         250

Cullinan Finance                    385      4.769 (a)    6/25/2008         385
Corp. (b)(c)

Royal Bank of                     1,000      5.35 (a)     9/26/2008       1,000
Scotland Group
Plc (b)

Total Corporate Notes (Cost--$3,335)                                      3,335

Total Investments  (Cost--$59,192**)--100.4%                             59,192
Liabilities in Excess of Other Assets--(0.4%)                             (225)
                                                                       --------
Net Assets--100.0%                                                     $ 58,967
                                                                       ========



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007


Schedule of Investments (concluded)                              (In Thousands)

  * Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at November 30, 2007.

 ** The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                      $    59,193
                                                        ===========
    Gross unrealized appreciation                       $        --
    Gross unrealized depreciation                               (1)
                                                        -----------
    Net unrealized depreciation                         $       (1)
                                                        ===========

(a) Floating rate security.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Security is illiquid.

    See Notes to Financial Statements.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007


Statement of Assets and Liabilities

As of November 30, 2007 (Unaudited)
Assets

Investments in unaffiliated securities, at value (identified cost--$59,192,214)                                   $    59,192,214
Cash                                                                                                                          727
Receivables:
   Beneficial interest sold                                                                    $       203,746
   Interest                                                                                            180,624            384,370
                                                                                               ---------------
Prepaid expenses and other assets                                                                                          20,186
                                                                                                                  ---------------
Total assets                                                                                                           59,597,497
                                                                                                                  ---------------

Liabilities

Payables:
   Beneficial interest redeemed                                                                        365,514
   Dividends to shareholders                                                                           190,017
   Manager                                                                                              25,287
   Distributor                                                                                          14,404
   Other affiliates                                                                                      9,392            604,614
                                                                                               ---------------
Accrued expenses and other liabilities                                                                                     26,238
                                                                                                                  ---------------
Total liabilities                                                                                                         630,852
                                                                                                                  ---------------

Net Assets

Net assets                                                                                                        $    58,966,645
                                                                                                                  ===============

Net Assets Consist of

Investor A Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                   $     3,714,839
Investor B Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                         2,181,782
Paid-in capital in excess of par                                                                                       53,069,584
Undistributed investment income--net                                                                                        1,136
Accumulated realized capital loss--net                                                                                      (696)
                                                                                                                  ---------------
Net Assets                                                                                                        $    58,966,645
                                                                                                                  ===============

Net Asset Value

Investor A--Based on net assets of $37,148,667 and 37,148,390 shares of beneficial
interest outstanding                                                                                              $          1.00
                                                                                                                  ===============
Investor B--Based on net assets of $21,817,978 and 21,817,816 shares of beneficial
interest outstanding                                                                                              $          1.00
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007


Statement of Operations

For the Six Months Ended November 30, 2007 (Unaudited)
Investment Income

Interest                                                                                                          $     1,624,442

Expenses

Management fees                                                                                $       149,571
Distribution fees--Investor B                                                                           87,213
Professional fees                                                                                       29,758
Accounting services                                                                                     26,568
Printing and shareholder reports                                                                        21,096
Registration fees                                                                                       19,911
Transfer agent fees--Investor B                                                                         19,864
Transfer agent fees--Investor A                                                                         17,302
Custodian fees                                                                                          10,869
Trustees' fees and expenses                                                                             10,351
Pricing fees                                                                                               565
Other                                                                                                    9,543
                                                                                               ---------------
Total expenses                                                                                                            402,611
                                                                                                                  ---------------
Investment income--net                                                                                                  1,221,831
                                                                                                                  ---------------

Realized Gain--Net

Realized gain on investments--net                                                                                             495
                                                                                                                  ---------------
Net Increase in Net Assets Resulting from Operations                                                              $     1,222,326
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007


Statements of Changes in Net Assets

                                                                                                    For the            For the
                                                                                                Six Months Ended      Year Ended
                                                                                               November 30, 2007       May 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)            2007
Operations

Investment income--net                                                                         $     1,221,831    $     2,641,301
Realized gain--net                                                                                         495                  7
Change in unrealized depreciation--net                                                                      --             73,221
                                                                                               ---------------    ---------------
Net increase in net assets resulting from operations                                                 1,222,326          2,714,529
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

Investment income--net:
   Investor A                                                                                        (813,211)        (1,594,297)
   Investor B                                                                                        (408,620)        (1,047,004)
Realized gain--net:
   Investor A                                                                                               --               (34)
   Investor B                                                                                               --               (28)
                                                                                               ---------------    ---------------
Net decrease in net assets resulting from dividends and distributions to shareholders              (1,221,831)        (2,641,363)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

Net decrease in net assets derived from
beneficial interest transactions                                                                   (1,617,270)        (8,134,815)
                                                                                               ---------------    ---------------

Net Assets

Total decrease in net assets                                                                       (1,616,775)        (8,061,649)
Beginning of period                                                                                 60,583,420         68,645,069
                                                                                               ---------------    ---------------
End of period                                                                                  $    58,966,645    $    60,583,420
                                                                                               ===============    ===============

See Notes to Financial Statements.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007


Financial Highlights

                                                                                      Investor A

                                                                 For the
                                                             Six Months Ended
The following per share data and ratios have been derived   November 30, 2007             For the Year Ended May 31,
from information provided in the financial statements.         (Unaudited)    2007       2006        2005       2004       2003
Per Share Operating Performance

Net asset value, beginning of period                             $   1.00   $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
                                                                 --------   --------   --------   --------    --------   --------
Investment income--net                                              .0222      .0433      .0312      .0130       .0050      .0111
Realized and unrealized gain (loss)--net                           --++++      .0008     --++++    (.0006)     (.0003)      .0004
                                                                 --------   --------   --------   --------    --------   --------
Total from investment operations                                    .0222      .0441      .0312      .0124       .0047      .0115
                                                                 --------   --------   --------   --------    --------   --------
Less dividends and distributions:
   Investment income--net                                         (.0222)    (.0433)    (.0312)    (.0130)     (.0050)    (.0111)
   Realized gain--net                                                  --       --++       --++       --++     (.0001)    (.0003)
                                                                 --------   --------   --------   --------    --------   --------
Total dividends and distributions                                 (.0222)    (.0433)    (.0312)    (.0130)     (.0051)    (.0114)
                                                                 --------   --------   --------   --------    --------   --------
Net asset value, end of period                                   $   1.00   $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
                                                                 ========   ========   ========   ========    ========   ========
Total Investment Return                                          2.24%+++      4.42%      3.17%      1.30%        .51%      1.15%
                                                                 ========   ========   ========   ========    ========   ========

Ratios to Average Net Assets

Expenses, net of waiver                                            1.02%*       .91%       .88%       .77%        .67%       .59%
                                                                 ========   ========   ========   ========    ========   ========
Expenses                                                           1.02%*       .91%       .88%       .77%        .75%       .72%
                                                                 ========   ========   ========   ========    ========   ========
Investment income and realized gain--net                           4.39%*      4.33%      3.07%      1.26%        .51%      1.14%
                                                                 ========   ========   ========   ========    ========   ========

Supplemental Data

Net assets, end of period (in thousands)                         $ 37,149   $ 36,506   $ 35,333   $ 47,370    $ 59,300   $ 58,062
                                                                 ========   ========   ========   ========    ========   ========

      * Annualized.

     ++ Amount is less than $(.0001) per share.

   ++++ Amount is less than $.0001 per share.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007


Financial Highlights (concluded)

                                                                                      Investor B

                                                                 For the
                                                             Six Months Ended
The following per share data and ratios have been derived   November 30, 2007             For the Year Ended May 31,
from information provided in the financial statements.         (Unaudited)    2007       2006        2005       2004       2003
Per Share Operating Performance

Net asset value, beginning of period                             $   1.00   $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
                                                                 --------   --------   --------   --------    --------   --------
Investment income--net                                              .0180      .0355      .0235      .0060       .0011      .0035
Realized and unrealized gain (loss)--net                           --++++      .0014     --++++    (.0007)     (.0002)      .0004
                                                                 --------   --------   --------   --------    --------   --------
Total from investment operations                                    .0180      .0369      .0235      .0053       .0009      .0039
                                                                 --------   --------   --------   --------    --------   --------
Less dividends and distributions:
   Investment income--net                                         (.0180)    (.0355)    (.0235)    (.0060)     (.0011)    (.0035)
   Realized gain--net                                                  --       --++       --++       --++     (.0001)    (.0003)
                                                                 --------    -------    -------    -------     -------   --------
Total dividends and distributions                                 (.0180)    (.0355)    (.0235)    (.0060)     (.0012)    (.0038)
                                                                 --------   --------   --------   --------    --------   --------
Net asset value, end of period                                   $   1.00   $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
                                                                 ========   ========   ========   ========    ========   ========
Total Investment Return                                          1.81%+++      3.61%      2.38%       .61%        .12%       .38%
                                                                 ========   ========   ========   ========    ========   ========

Ratios to Average Net Assets

Expenses, net of waiver                                            1.86%*      1.69%      1.64%      1.45%       1.06%      1.36%
                                                                 ========   ========   ========   ========    ========   ========
Expenses                                                           1.86%*      1.69%      1.64%      1.54%       1.51%      1.48%
                                                                 ========   ========   ========   ========    ========   ========
Investment income and realized gain--net                           3.56%*      3.54%      2.28%       .53%        .12%       .39%
                                                                 ========   ========   ========   ========    ========   ========

Supplemental Data

Net assets, end of period (in thousands)                         $ 21,818   $ 24,078   $ 33,312   $ 49,934    $ 84,630   $127,144
                                                                 ========   ========   ========   ========    ========   ========

      * Annualized.

     ++ Amount is less than $(.0001) per share.

   ++++ Amount is less than $.0001 per share.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007



Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:

BlackRock Summit Cash Reserves Fund (the "Fund"), a separate fund offering separate classes of shares of BlackRock Financial Institutions Series Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, which comprises a series of separate portfolios offering separate classes of shares to select groups of purchasers. The Fund is currently the only operating series of the Trust. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Investor B Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Short-term securities are valued at amortized cost, which approximates market value.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests monthly such dividends (net of non-resident alien tax and backup withholding tax) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements--Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation
No. 48, "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S.
and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended May 31, 2004 through May 31, 2007.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007



Notes to Financial Statements (continued)


In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standard
No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc. The Fund has also entered into a separate Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. The Manager also performs certain administrative services necessary for the operation of the Trust and the Fund. For such services, the Manager receives a fee from the Fund at the end of each month at the annual rate of .50% of the average daily net assets of the Fund.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate equal to a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of .75% of the Fund's average daily net assets attributable to Investor B Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Investor B Shares.

For the six months ended November 30, 2007, affiliates received contingent deferred sales charges of $25,730 relating to transactions in Investor B Shares. Furthermore, affiliates received contingent deferred sales charges of $11,824 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended November 31, 2007, the following amounts have been accrued by the Fund to reimburse BlackRock for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

                                         Call Center
                                                Fees

Investor A                                      $942
Investor B                                      $857

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

For the six months ended November 30, 2007, the Fund reimbursed the Manager $515 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007



Notes to Financial Statements (concluded)


3. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $1,617,270 and $8,134,815 for the six months ended November 30, 2007 and the year ended May 31, 2007, respectively.

Transactions in shares of beneficial interest for each class were as follows:


                                                                     For the                              For the
                                                                 Six Months Ended                        Year Ended
                                                                November 30, 2007                       May 31, 2007

                                                                 Shares      Dollar Amount            Shares      Dollar Amount

Investor A Shares

Shares sold and automatic conversion of shares               16,093,607    $    16,093,607        31,030,396    $    31,030,396
Shares issued to shareholders in reinvestment
  of dividends                                                   29,209             29,209           497,994            497,994
                                                        ---------------    ---------------   ---------------    ---------------
Total issued                                                 16,122,816         16,122,816        31,528,390         31,528,390
Shares redeemed                                            (15,480,247)       (15,480,247)      (30,385,949)       (30,385,949)
                                                        ---------------    ---------------   ---------------    ---------------
Net increase                                                    642,569    $       642,569         1,142,441    $     1,142,441
                                                        ===============    ===============   ===============    ===============



Investor B Shares

Shares sold                                                  10,592,420    $    10,592,420        18,368,035    $    18,368,035
Shares issued to shareholders in reinvestment
  of dividends and distributions                                 26,044             26,044           384,028            384,028
                                                        ---------------    ---------------   ---------------    ---------------
Total issued                                                 10,618,464         10,618,464        18,752,063         18,752,063
Shares redeemed and automatic conversion of shares         (12,878,303)       (12,878,303)      (28,029,319)       (28,029,319)
                                                        ---------------    ---------------   ---------------    ---------------
Net decrease                                                (2,259,839)    $   (2,259,839)       (9,277,256)    $   (9,277,256)
                                                        ===============    ===============   ===============    ===============



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007


Proxy Results


During the six-month period ended November 30, 2007, the shareholders of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was a part of the reorganization of the Trust's Board of Trustees that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                                Shares Voted        Shares Withheld
                                                                                    For               From Voting
To elect the Trust's Board of Trustees:      David O. Beim                       57,847,080              653,290
                                             Richard S. Davis                    57,847,080              653,290
                                             Ronald W. Forbes                    57,847,080              653,290
                                             Henry Gabbay                        57,847,080              653,290
                                             Dr. Matina Horner                   57,755,818              744,552
                                             Rodney D. Johnson                   57,842,510              657,860
                                             Herbert I. London                   57,847,080              653,290
                                             Cynthia A. Montgomery               57,847,080              653,290
                                             Joseph P. Platt, Jr.                57,842,510              657,860
                                             Robert C. Robb, Jr.                 57,842,510              657,860
                                             Toby Rosenblatt                     57,847,080              653,290
                                             Kenneth L. Urish                    57,764,250              736,120
                                             Frederick W. Winter                 57,842,510              657,860



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007


Officers and Trustees

David O. Beim, Trustee
Richard S. Davis, Trustee
Ronald W. Forbes, Trustee
Henry Gabbay, Trustee
Dr. Matina Horner, Trustee
Rodney D. Johnson, Trustee
Herbert I. London, Trustee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Trustee
Frederick W. Winter, Trustee
David R. Wilmerding, Jr., Advisory Board Member
Anne F. Ackerley, Vice President
Neal Andrews, Chief Financial Officer
Donald C. Burke, Fund President and Chief Executive Officer
Jay M. Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary


Custodian
The Bank of New York Mellon
New York, NY 10286


Transfer Agent
PFPC Inc.
Wilmington, DE 19809


Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540


Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540


Legal Counsel
Sidley Austin LLP
New York, NY 10019



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007



BlackRock Fund Information


BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
   http://www.blackrock.com/edelivery

2) Select "eDelivery" under the "More Information" section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007



BlackRock Fund Information (concluded)


Availability of Additional Information (concluded)


Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.


Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.


Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.


Shareholder Privileges


Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.


Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.



BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007


A World-Class Mutual Fund Family


BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.


Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio++
BlackRock Balanced Capital Fund++
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund++
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology
  Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund


Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government
  Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund


Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund


Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

 * See the prospectus for information on specific limitations on investments in the fund.

++ Mixed asset fund.


BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


BLACKROCK SUMMIT CASH RESERVES FUND                           NOVEMBER 30, 2007


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of
BlackRock Financial Institutions Series Trust


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock Summit Cash Reserves Fund of
       BlackRock Financial Institutions Series Trust


Date: January 16, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Summit Cash Reserves Fund of
       BlackRock Financial Institutions Series Trust


Date: January 16, 2008


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Summit Cash Reserves Fund of
       BlackRock Financial Institutions Series Trust


Date: January 16, 2008